Borrowings - FHLB Advances (Details)	3 Months Ended	12 Months Ended
	Sep. 30, 2024 USD ($) item	Jun. 30, 2024 USD ($) item	Jun. 30, 2023 USD ($)
Federal Home Loan Bank, Advances [Line Items]
Borrowings from Federal Home Loan Bank	$ 10,000,000	$ 13,000,000	$ 8,000,000
Federal Home Loan Bank, Advances, Activity for Year [Abstract]
Balance at end of year		13,000,000	8,000,000
Maximum outstanding at any month end		$ 23,000,000	$ 14,000,000
Weighted average interest rate at end of year		4.19%	2.97%
Average interest rate during year		3.84%	3.15%
Federal Funds Purchased	5,000,000	$ 5,000,000
Federal Home Loan Bank, Advances, Putable Option One [Member]
Federal Home Loan Bank, Advances [Line Items]
Borrowings from Federal Home Loan Bank			$ 5,000,000
Federal Home Loan Bank, Advances, Putable Option Two [Member]
Federal Home Loan Bank, Advances [Line Items]
Borrowings from Federal Home Loan Bank			3,000,000
Term Advance Maturing August 21, 2024
Federal Home Loan Bank, Advances [Line Items]
Borrowings from Federal Home Loan Bank		$ 3,000,000
Term of borrowings		6 months
Five Year Term Callable Putable Advances
Federal Home Loan Bank, Advances [Line Items]
Borrowings from Federal Home Loan Bank	$ 5,000,000	$ 5,000,000
Term of borrowings	5 years	5 years
Number Of Puttable Advances | item	2	2
Asset Pledged as Collateral with Right
Federal Home Loan Bank, Advances, Activity for Year [Abstract]
Eligible collateral	$ 17,161,119
Pledged amount	1,329,413	$ 1,329,413	770,273
Borrowings, Available Borrowing Capacity		25,000,000
Short-term Debt	0	0
Asset Not Pledged as Collateral and Asset Pledged as Collateral without Right
Federal Home Loan Bank, Advances, Activity for Year [Abstract]
Eligible collateral	$ 68,475,319	$ 92,177,419	$ 95,988,835
Minimum
Federal Home Loan Bank, Advances, Activity for Year [Abstract]
Discount factor	24.00%	24.00%
Minimum | Asset Pledged as Collateral [Member]
Federal Home Loan Bank, Advances, Activity for Year [Abstract]
Discount factor	24.00%
Minimum | Asset Pledged as Collateral with Right
Federal Home Loan Bank, Advances, Activity for Year [Abstract]
Discount factor	45.00%
Maximum
Federal Home Loan Bank, Advances, Activity for Year [Abstract]
Discount factor	38.00%	38.00%
Maximum | Asset Pledged as Collateral [Member]
Federal Home Loan Bank, Advances, Activity for Year [Abstract]
Discount factor	38.00%
Maximum | Asset Pledged as Collateral with Right
Federal Home Loan Bank, Advances, Activity for Year [Abstract]
Discount factor	95.00%